UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	RULE 15Ga-1 UNDER THE EXCHANGE ACT (17 CFR 240.15Ga-1) FOR THE REPORTING PERIOD JULY 1, 2017 TO SEPTEMBER 30, 2017

Date of Report (Date of earliest event reported): November 15, 2017

NJCC Hurricane Sandy Fund #1 LLC

025-01472	0001592117
Commission File Number of securitizer:	Central Index Key Number of securitizer:

Sally Kelly

(424) 280-7568

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

NJCC Hurricane Sandy Fund #1 LLC (the “Securitizer”) hereby makes its quarterly filing to disclose the information that it is required to report under Rule 15Ga-1(c)(2). The period to which this reports relates (the “Reporting Period”) is the 3-month period ending on September 30, 2017.

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) for the Reporting Period are attached as an Exhibit 99.1 to this form ABS-15G.1

Exhibits
99.1	Table of all assets securitized by the Securitizer that were subject to a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the Reporting Period.

[1]	Securitizer has listed the entity that sold the loan to it as the originator. This is the entity that made the relevant representations and has the corresponding repurchase obligation. Securitizer re-underwrote each loan purchased by it as if the entity selling the loan to it had originated the loan. In some cases the entity selling a loan to Securitizer may not have been the originator of the loan. Securitizer has no ability to determine the identity of all of the originators without unreasonable effort and expense because in many cases the contract files delivered by the seller do not contain that information. To the extent the originator is not the seller, Securitizer has no recourse against that entity and has not relied in any respect on that entity’s underwriting of the loan.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NJCC Hurricane Sandy Fund #1 LLC

By:	/s/ Sally Kelly
Name: Sally Kelly Title: Authorized Signatory

Date: November 15, 2017

EXHIBIT INDEX

Exhibit Number
99.1	Table of all assets securitized by the Securitizer that were subject to a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the Reporting Period.